Prepaid expenses and other current assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepaid expenses and other current assets
Prepaid expenses	¥ 10,679,051	$ 1,463,024	¥ 8,424,956
Input VAT to be deducted	17,918,681	2,454,849	24,549,816
Others	5,480,762	750,862	15,793,215
Total prepaid expenses and other current assets	¥ 34,078,494	$ 4,668,735	¥ 48,767,987